INCOME TAXES - Income Before Income Taxes Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Recovery) [Line Items]
Bermuda	$ 1,405	$ 1,267	$ 352
Net income before income taxes	967	1,213	814
Foreign – United States
Income Tax Expense (Recovery) [Line Items]
Foreign	(331)	(285)	307
Foreign – Other
Income Tax Expense (Recovery) [Line Items]
Foreign	$ (107)	$ 231	$ 155